UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10541

                    OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: MARCH 31

                   Date of reporting period: DECEMBER 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS  December 31, 2005

                                                        % OF                                   % OF
                                                  INVESTMENT                         FAIR   MEMBERS'                     ACQUISITION
                                                   FUND HELD           COST         VALUE    CAPITAL     LIQUIDITY 1        DATE 2
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
INVESTMENTS IN INVESTMENT FUNDS
EQUITY MARKET NEUTRAL
Temujin Fund L.P.                                        6.3%   $ 2,000,000   $ 2,147,578        2.4%   Semi-Annually   03/05-05/05
                                                                ------------------------------------
                                                                  2,000,000     2,147,578

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EVENT DRIVEN
Ahab Partners, L.P.                                      0.9      2,000,000     2,117,988        2.3     Quarterly             09/05
Avenue Asia International Ltd.                           0.1      1,000,000     1,024,880        1.1     Annually              11/05
Avenue Event Driven, L.P.                                3.2      2,474,072     2,627,939        2.9     Quarterly             02/05
Bear Stearns High-Grade Structured Credit
  Strategies, L.P.                               unavailable      3,500,000     3,752,215        4.2     Annually        11/04-04/05
Highland Crusader Fund II, Ltd.                          0.4      2,000,000     2,070,636        2.3     Quarterly             09/05
JANA Partners Qualified L.P.                             0.8      4,700,000     6,119,285        6.8     Quarterly             06/04
Third Point Partners Qualified, L.P.                     2.2      4,000,000     4,676,685        5.2     Quarterly             01/05
                                                                ------------------------------------
TOTAL EVENT DRIVEN                                               19,674,072    22,389,628       24.8

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FIXED INCOME ARBITRAGE
Endeavour Fund I, LLC                                    1.1      2,474,606     3,407,002        3.8     Quarterly       06/03-08/03
Julius Baer Diversified Fixed Income
  Hedge Fund                                             4.5      4,000,000     4,256,217        4.7     Monthly               03/05
Oak Hill CCF Partners, L.P.                              0.8      2,370,000     3,043,111        3.3     Monthly         01/02-12/03
                                                                ------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                      8,844,606    10,706,330       11.8

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GLOBAL MACRO
Vega Feeder Fund, Ltd.                                   0.9        529,360     1,116,150        1.2     Monthly         01/03-03/04

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LONG/SHORT EQUITY
Hayground Cove Institutional Partners, L.P.              6.3      4,500,000     4,566,937        5.1     Monthly               01/05
Highline Capital Partners (QP), L.P.                     1.8      1,400,000     2,355,341        2.6     Quarterly       11/03-12/03
Hunter Global Investors Fund I, L.P.                     1.1      1,075,000     2,372,638        2.6     Quarterly       05/03-10/03
MedCap Partners, L.P.                                    2.5      3,000,000     3,132,250        3.5     Quarterly       08/05-11/05
TT Mid Cap Europe Long/Short Alpha Fund
  Ltd - Class B                                          1.2      2,000,000     2,109,453        2.3     Monthly               11/05
Whitney New Japan Partners, L.P.                         3.6      2,095,000     5,901,683        6.5     Quarterly       01/02-08/03
                                                                ------------------------------------
TOTAL LONG/SHORT EQUITY                                          14,070,000    20,438,302       22.6

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MANAGED FUTURES
Graham Global Investment Fund Ltd.                       0.1      1,240,000       910,933        1.0     Monthly         12/04-01/05
The Blenheim Fund, L.P.                                  0.3      1,200,000     1,577,984        1.7     Monthly         12/04-01/05
                                                                ------------------------------------
TOTAL MANAGED FUTURES                                             2,440,000     2,488,917        2.7

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MULTI-STRATEGY
RAB Special Situations, L.P.                             0.2      1,250,000     1,403,329        1.6     Quarterly             05/05
Stark Investments, L.P.                                  0.2      4,500,000     5,217,783        5.8     Annually        01/04-02/04
                                                                ------------------------------------
TOTAL MULTI-STRATEGY                                              5,750,000     6,621,112        7.4

Total Investments in Investment Funds                            53,308,038    65,908,017       72.9

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SHORT-TERM INVESTMENT
BlackRock Liquidity Funds -
Institutional - TempFunds (3,492,508 shares)                      3,492,508     3,492,508        3.9
Institutional - TempCash (4,424,165 shares)                       4,424,165     4,424,165        4.9
                                                                ------------------------------------
TOTAL SHORT-TERM INVESTMENTS                                      7,916,673     7,916,673        8.8

                                                                ------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS
  AND SHORT-TERM INVESTMENT                                     $61,224,711   $73,824,690       81.7
                                                                ===========
OTHER ASSETS IN EXCESS OF LIABILITIES                                          16,510,850       18.3
                                                                              ----------------------
MEMBERS' CAPITAL                                                              $90,335,540      100.0%
                                                                              ======================

Detailed information about the Investment Funds'portfolios is  available.

1. Available frequency of redemptions after initial lock-up period.

2. Represents initial and most recent month of investment purchase.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

PORTFOLIO VALUATION

The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Investment Fund will be valued at fair value as determined in good faith by the Board or in accordance with procedures adopted by the Board. In accordance with the Advisory Agreement, the Advisor values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

INVESTMENTS IN INVESTMENT FUNDS

At December 31, 2005 the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 2.25% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to eighteen months from initial investment. Information related to each Investment Fund is included on the statement of investments. At December, 31 2005, the Fund had approximately 9.28% of capital invested in Investment Funds with lock-up provisions extending one year from December 31, 2005.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to: short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Tremont Opportunity Fund, LLC


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: February 14, 2006